20. Segment Information (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Wholesale trading	$ 5,871,307	$ 1,414,252	$ 4,304,660	$ 27,021,725	$ 38,611,944	$ 25,305,723
Retail energy services	3,101,656	2,988,460	2,226,834	2,912,526	11,229,476	7,479,775
Revenues	8,972,963	4,402,712	6,531,494	29,934,251	49,841,420	32,785,498
Cost of retail electricity sold					11,440,672	7,760,674
Retail sales and marketing					324,948	493
Compensation and benefits					21,722,319	15,965,063
Professional fees					2,487,056	1,673,454
Other general and administrative					6,093,843	2,853,517
Trading tools and subscriptions					1,332,804	922,756
Operating costs and expenses					43,401,642	29,175,957
Operating income (loss)	(1,237,548)	(4,638,278)	3,566	12,312,038	6,439,778	3,609,541
Capital expenditures					1,067,305	1,059,268
Segment Identifiable Assets
Cash - unrestricted	2,397,300				2,397,300	3,190,495	771,852
Cash in trading accounts	20,987,152				20,987,152	10,484,448
Accounts receivable - trade	2,394,246				2,394,246	1,315,209
Note receivable	0				0	140,964
Marketable securities	311,586				311,586	256,004
Prepaid expenses and other assets	528,919				528,919	242,482
Total current assets	26,619,203				26,619,203	15,629,602
Property, equipment and furniture, net	762,529				762,529	504,298
Intangible assets, net	269,149				269,149	305,978
Deferred financing costs, net	241,744				241,744	337,559
Cash - restricted	1,319,371				1,319,371	320,188
Land held for development	953,462				953,462	110,477
Investment in convertible notes	1,604,879				1,604,879	0
Mortgage receivable	0				0	353,504
Total assets	31,770,337				31,770,337	17,561,606
Segment Identifiable Liabilities and Equity
Accounts payable - trade	1,544,103				1,544,103	1,035,644
Accrued expenses	681,995				681,995	683,556
Accrued compensation	3,601,282				3,601,282	299,439
Accrued interest	849,913				849,913	359,758
Notes payable/Revolver	1,105,259				1,105,259	200,000
Senior notes	312,068				312,068
Subordinated notes	7,234,559				7,234,559	4,922,596
Obligations under non-competition agreement	0				0	250,000
Obigations under settlement agreement, current	582,565				582,565	0
Total current liabilities	15,911,744				15,911,744	7,750,993
Senior notes	217,451				217,451
Obligations under settlement agreement	2,524,448				2,524,448	0
Subordinated notes	10,418,569				10,418,569	5,062,230
Total liabilities	29,072,212				29,072,212	12,813,223
Investment in subsidiaries	0				0	0
Series A preferred equity	2,745,000				2,745,000	2,745,000
Common equity	(193,624)				(193,624)	1,302,994
Accumulated other comprehensive income	146,749				146,749	700,389	457,279
Total members' equity	2,698,125				2,698,125	4,748,383
Total liabilities & equity	31,770,337				31,770,337	17,561,606
Corporate, Net of Eliminations
Wholesale trading					0	0
Retail energy services					0	0
Revenues					0	0
Cost of retail electricity sold					0	0
Retail sales and marketing					0	0
Compensation and benefits					2,134,154	2,008,229
Professional fees					921,725	1,172,507
Other general and administrative					(3,050,632)	(5,342,128)
Trading tools and subscriptions					41,326	31,506
Operating costs and expenses					46,573	(2,129,886)
Operating income (loss)					(46,573)	2,129,886
Capital expenditures					127,388	180,224
Segment Identifiable Assets
Cash - unrestricted	806,645				806,645	916,828
Cash in trading accounts	0				0	0
Accounts receivable - trade	14,817				14,817	0
Note receivable						0
Marketable securities	311,586				311,586	256,004
Prepaid expenses and other assets	211,224				211,224	135,255
Total current assets	1,344,272				1,344,272	1,308,087
Property, equipment and furniture, net	582,413				582,413	0
Intangible assets, net	0				0	250,000
Deferred financing costs, net	210,390				210,390	337,559
Cash - restricted	0				0	0
Land held for development	0				0	0
Investment in convertible notes	0				0
Mortgage receivable						0
Total assets	2,137,075				2,137,075	1,895,646
Segment Identifiable Liabilities and Equity
Accounts payable - trade	345,924				345,924	0
Accrued expenses	3,539				3,539	16,597
Accrued compensation	0				0	0
Accrued interest	849,913				849,913	359,758
Notes payable/Revolver	0				0	200,000
Senior notes	7,116				7,116
Subordinated notes	7,234,559				7,234,559	4,922,596
Obligations under non-competition agreement	0				0	250,000
Obigations under settlement agreement, current	0				0
Total current liabilities	8,441,051				8,441,051	5,748,951
Senior notes	217,451				217,451
Obligations under settlement agreement	0				0
Subordinated notes	10,418,569				10,418,569	5,062,230
Total liabilities	19,077,071				19,077,071	10,811,181
Investment in subsidiaries	(17,853,117)				(17,853,117)	(12,969,296)
Series A preferred equity	2,745,000				2,745,000	2,745,000
Common equity	(1,842,995)				(1,842,995)	1,302,994
Accumulated other comprehensive income	11,116				11,116	5,767
Total members' equity	(16,939,996)				(16,939,996)	(8,822,825)
Total liabilities & equity	2,137,075				2,137,075	1,895,646
Retail Energy Services
Wholesale trading					1,717,242	213,740
Retail energy services					11,229,476	7,479,775
Revenues					12,946,718	7,693,515
Cost of retail electricity sold					11,440,672	7,760,674
Retail sales and marketing					324,948	493
Compensation and benefits					391,931	194,486
Professional fees					876,488	225,439
Other general and administrative					1,314,991	868,266
Trading tools and subscriptions					386,349	41,291
Operating costs and expenses					14,735,379	9,090,649
Operating income (loss)					(1,788,661)	(1,397,134)
Capital expenditures					738,615	62,308
Segment Identifiable Assets
Cash - unrestricted	288,436				288,436	285,419
Cash in trading accounts	1,344,937				1,344,937	1,903,215
Accounts receivable - trade	1,878,247				1,878,247	1,146,257
Note receivable						140,964
Marketable securities	0				0	0
Prepaid expenses and other assets	159,543				159,543	19,728
Total current assets	3,671,163				3,671,163	3,495,583
Property, equipment and furniture, net	99,068				99,068	66,251
Intangible assets, net	269,149				269,149	55,978
Deferred financing costs, net	31,354				31,354	0
Cash - restricted	0				0	0
Land held for development	0				0	0
Investment in convertible notes	0				0
Mortgage receivable						0
Total assets	4,070,734				4,070,734	3,617,812
Segment Identifiable Liabilities and Equity
Accounts payable - trade	803,124				803,124	415,804
Accrued expenses	678,456				678,456	666,959
Accrued compensation	0				0	0
Accrued interest	0				0	0
Notes payable/Revolver	1,105,259				1,105,259	0
Senior notes	0				0
Subordinated notes	0				0	0
Obligations under non-competition agreement	0				0	0
Obigations under settlement agreement, current	0				0
Total current liabilities	2,586,839				2,586,839	1,082,763
Senior notes	0				0
Obligations under settlement agreement	0				0
Subordinated notes	0				0	0
Total liabilities	2,586,839				2,586,839	1,082,763
Investment in subsidiaries	7,527,746				7,527,746	2,178,435
Series A preferred equity	0				0	0
Common equity	(5,180,443)				(5,180,443)	0
Accumulated other comprehensive income	(863,408)				(863,408)	356,614
Total members' equity	1,483,895				1,483,895	2,535,049
Total liabilities & equity	4,070,734				4,070,734	3,617,812
Wholesale Energy Trading
Wholesale trading					36,894,702	25,091,983
Retail energy services					0	0
Revenues					36,894,702	25,091,983
Cost of retail electricity sold					0	0
Retail sales and marketing					0	0
Compensation and benefits					19,196,234	11,041,126
Professional fees					686,643	1,996,760
Other general and administrative					7,720,546	7,314,319
Trading tools and subscriptions					902,364	849,959
Operating costs and expenses					28,505,787	22,202,134
Operating income (loss)					8,388,915	2,889,849
Capital expenditures					15,773	32,567
Segment Identifiable Assets
Cash - unrestricted	1,296,294				1,296,294	1,988,248
Cash in trading accounts	19,642,215				19,642,215	8,581,233
Accounts receivable - trade	501,182				501,182	168,952
Note receivable						0
Marketable securities	0				0	0
Prepaid expenses and other assets	127,209				127,209	87,499
Total current assets	21,566,900				21,566,900	10,825,932
Property, equipment and furniture, net	80,048				80,048	438,047
Intangible assets, net	0				0	0
Deferred financing costs, net	0				0	0
Cash - restricted	1,319,371				1,319,371	0
Land held for development	0				0	0
Investment in convertible notes	0				0
Mortgage receivable						0
Total assets	22,966,319				22,966,319	11,263,979
Segment Identifiable Liabilities and Equity
Accounts payable - trade	369,840				369,840	619,840
Accrued expenses	0				0	0
Accrued compensation	3,601,282				3,601,282	299,439
Accrued interest	0				0	0
Notes payable/Revolver	0				0	0
Senior notes	0				0
Subordinated notes	0				0	0
Obligations under non-competition agreement	0				0	0
Obigations under settlement agreement, current	582,565				582,565
Total current liabilities	4,553,687				4,553,687	919,279
Senior notes	0				0
Obligations under settlement agreement	2,524,448				2,524,448
Subordinated notes	0				0	0
Total liabilities	7,078,135				7,078,135	919,279
Investment in subsidiaries	7,835,842				7,835,842	10,006,692
Series A preferred equity	0				0	0
Common equity	7,053,301				7,053,301	0
Accumulated other comprehensive income	999,041				999,041	338,008
Total members' equity	15,888,184				15,888,184	10,251,990
Total liabilities & equity	22,966,319				22,966,319	11,263,979
Diversified Investments
Wholesale trading					0	0
Retail energy services					0	0
Revenues					0	0
Cost of retail electricity sold					0	0
Retail sales and marketing					0	0
Compensation and benefits					0	0
Professional fees					2,200	0
Other general and administrative					108,938	13,060
Trading tools and subscriptions					2,765	0
Operating costs and expenses					113,903	13,060
Operating income (loss)					(113,903)	(13,060)
Capital expenditures					185,529	784,169
Segment Identifiable Assets
Cash - unrestricted	5,925				5,925	0
Cash in trading accounts	0				0	0
Accounts receivable - trade	0				0	0
Note receivable						0
Marketable securities	0				0	0
Prepaid expenses and other assets	30,943				30,943	0
Total current assets	36,868				36,868	0
Property, equipment and furniture, net	1,000				1,000	0
Intangible assets, net	0				0	0
Deferred financing costs, net	0				0	0
Cash - restricted	0				0	320,188
Land held for development	953,462				953,462	110,477
Investment in convertible notes	1,604,879				1,604,879
Mortgage receivable						353,504
Total assets	2,596,209				2,596,209	784,169
Segment Identifiable Liabilities and Equity
Accounts payable - trade	25,215				25,215	0
Accrued expenses	0				0	0
Accrued compensation	0				0	0
Accrued interest	0				0	0
Notes payable/Revolver	0				0	0
Senior notes	304,952				304,952
Subordinated notes	0				0	0
Obligations under non-competition agreement	0				0	0
Obigations under settlement agreement, current	0				0
Total current liabilities	330,167				330,167	0
Senior notes	0				0
Obligations under settlement agreement	0				0
Subordinated notes	0				0	0
Total liabilities	330,167				330,167	0
Investment in subsidiaries	2,489,529				2,489,529	784,169
Series A preferred equity	0				0	0
Common equity	(223,487)				(223,487)	0
Accumulated other comprehensive income	0				0	0
Total members' equity	2,266,042				2,266,042	784,169
Total liabilities & equity	2,596,209				2,596,209	784,169
Available for Sale Securities
Segment Identifiable Liabilities and Equity
Accumulated other comprehensive income	11,116				11,116	5,767	0
Cash Flow Hedges
Segment Identifiable Liabilities and Equity
Accumulated other comprehensive income	(863,408)				(863,408)	356,614	(82,032)
Foreign Currency
Segment Identifiable Liabilities and Equity
Accumulated other comprehensive income	$ 999,041				$ 999,041	$ 338,008	$ 539,311